Trade payables - Schedule of Trade Payables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Trade payables [Abstract]
Trade payables due to related parties		$ 3,036,901
Employee related payables	49,948	47,445
Others	8,699,035	5,345,807
Total	$ 8,748,983	$ 8,430,154